Retirement plans - Expense recognized in other comprehensive income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Actuarial gain (loss)	$ 7,499,000	$ (5,413,000)
Minimum funding requirement	$ 0	$ 0